Subsequent Events - Additional Information - China LNG (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	1 Months Ended					1 Months Ended
	Jun. 30, 2014	Jul. 31, 2014 Subsequent Events [Member] m	Jul. 31, 2014 Subsequent Events [Member] Teekay LNG [Member] Metric_Tons Trains	Jul. 31, 2014 Subsequent Events [Member] Teekay LNG [Member] Russia-based Novatek OAO [Member]	Jul. 31, 2014 Subsequent Events [Member] Teekay LNG [Member] France-based Total S.A. [Member]	Jul. 31, 2014 Subsequent Events [Member] Teekay LNG [Member] China-based China National Petroleum Corporation [Member]	Jul. 31, 2014 Subsequent Events [Member] China Lng [Member] Teekay LNG [Member] m3 Vessel
Subsequent Event [Line Items]
Percentage of ownership in joint venture							50.00%
Ownership percentage				60.00%	20.00%	20.00%
Number of vessels							6
Number of LNG trains			3
Total expected capacity of trains			16,500,000
Volume of vessels							172,000
Fully built-up cost	$ 1,500						$ 2,100
Maximum icebreaking capabilities in meters		2.1